Schedule of Equipment (Details) - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Equipment	$ 2,454,489	$ 2,454,489	$ 2,468,339	$ 1,460,375
Less accumulated depreciation	(926,154)	(849,179)	(726,358)	(513,714)
Equipment, net	$ 1,528,335	$ 1,605,310	$ 1,741,981	$ 946,661